NATURE OF OPERATIONS (Details) - CAD ($)		12 Months Ended
	Mar. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of warrants			$ 5,571,000
Net cash used in operations		$ (124,414,000)	(66,380,000)
Net loss		117,567,000	60,311,000
Working capital		$ 40,313,000	$ 56,600,000
Issuance of common shares through private placement
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of warrants	$ 30,375,000